Sale Leaseback (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Sale Leaseback [Abstract]
Total lease payment	$ 2,906,977
Less: imputed interest and principal	(567,600)
Total sale leaseback obligation as of December 31, 2017	2,339,377
Less: current portion of sale leaseback obligation	(968,018)
Long term payable - sale leaseback as of December 31, 2017	$ 1,371,359	$ 1,675,314